Condensed Schedule Of Investments (USD $)	Dec. 31, 2013		Dec. 31, 2012
Net Unrealized Gain (Loss) on Open Long Futures Contracts	$ (2,902,653)		$ (1,108,081)
Percent of Members' Equity (Net Assets)	(1.27%)		(0.39%)
Total Index Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(2,740,705)		(660,454)
Percent of Members' Equity (Net Assets)	(1.24%)		(0.25%)
Agricultural Sector Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(161,948)		(447,627)
Percent of Members' Equity (Net Assets)	(2.30%)		(3.78%)
Futures Contracts United States Agriculture [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(1,895,327)		(4,055,094)
Percent of Members' Equity (Net Assets)	(0.83%)		(1.43%)
Futures Contracts United States Agriculture [Member] | Total Index Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(1,751,053)		(3,604,351)
Percent of Members' Equity (Net Assets)	(0.79%)		(1.33%)
31 March 2014 CBOT Corn Contracts [Member] | Agricultural Sector Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(109,188)
Percent of Members' Equity (Net Assets)	(1.55%)
46 March 2013 CBOT Corn Contracts [Member] | Agricultural Sector Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts			(120,450)
Percent of Members' Equity (Net Assets)			(1.02%)
40 March 2013 CBOT Wheat Contracts [Member] | Agricultural Sector Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts			(195,238)
Percent of Members' Equity (Net Assets)			(1.65%)
Futures Contracts United States Other [Member] | Agricultural Sector Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(35,086)	[1]	(135,055)	[1]
Percent of Members' Equity (Net Assets)	(0.50%)	[1]	(1.14%)	[1]
Futures Contracts United States Energy [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	298,019	[1]	431,994	[1]
Percent of Members' Equity (Net Assets)	0.13%	[1]	0.15%	[1]
Futures Contracts United States Energy [Member] | Total Index Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	298,019	[1]	431,994	[1]
Percent of Members' Equity (Net Assets)	0.13%	[1]	0.16%	[1]
Futures Contracts United States Metals [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(738,170)	[1]	(515,960)	[1]
Percent of Members' Equity (Net Assets)	(0.32%)	[1]	(0.18%)	[1]
Futures Contracts United States Metals [Member] | Total Index Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(738,170)	[1]	(515,960)	[1]
Percent of Members' Equity (Net Assets)	(0.33%)	[1]	(0.19%)	[1]
Futures Contracts United States [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(2,335,478)		(4,139,060)
Percent of Members' Equity (Net Assets)	(1.02%)		(1.46%)
Futures Contracts United States [Member] | Total Index Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(2,191,204)		(3,688,317)
Percent of Members' Equity (Net Assets)	(0.99%)		(1.36%)
Futures Contracts United States [Member] | Agricultural Sector Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(144,274)		(450,743)
Percent of Members' Equity (Net Assets)	(2.05%)		(3.81%)
Futures Contracts Foreign Agriculture [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(140,634)	[1]	7,701	[1]
Percent of Members' Equity (Net Assets)	(0.06%)	[1]		[1],[2]
Futures Contracts Foreign Agriculture [Member] | Total Index Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(122,960)	[1]	4,585	[1]
Percent of Members' Equity (Net Assets)	(0.06%)	[1]		[1],[2]
Futures Contracts Foreign Agriculture [Member] | Agricultural Sector Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(17,674)	[1]	3,116	[1]
Percent of Members' Equity (Net Assets)	(0.25%)	[1]	0.03%	[1]
Futures Contracts Foreign Energy [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(128,822)	[1]	141,040	[1]
Percent of Members' Equity (Net Assets)	(0.06%)	[1]	0.05%	[1]
Futures Contracts Foreign Energy [Member] | Total Index Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(128,822)	[1]	141,040	[1]
Percent of Members' Equity (Net Assets)	(0.06%)	[1]	0.05%	[1]
Futures Contracts Foreign Metals [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(297,719)	[1]	2,882,238	[1]
Percent of Members' Equity (Net Assets)	(0.13%)	[1]	1.02%	[1]
Futures Contracts Foreign Metals [Member] | Total Index Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(297,719)	[1]	2,882,238	[1]
Percent of Members' Equity (Net Assets)	(0.13%)	[1]	1.06%	[1]
Futures Contracts Foreign [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(567,175)		3,030,979
Percent of Members' Equity (Net Assets)	(0.25%)		1.07%
Futures Contracts Foreign [Member] | Total Index Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(549,501)		3,027,863
Percent of Members' Equity (Net Assets)	(0.25%)		1.11%
Futures Contracts Foreign [Member] | Agricultural Sector Series [Member]
Net Unrealized Gain (Loss) on Open Long Futures Contracts	(17,674)		3,116
Percent of Members' Equity (Net Assets)	(0.25%)		0.03%
$20,000,000 Treasury bill due 01/09/2014 [Member]
Cost	19,999,042
Fair Value	20,000,000
Percent of Members' Equity (Net Assets)	8.75%
$20,000,000 Treasury bill due 01/09/2014 [Member] | Total Index Series [Member]
Cost	19,999,042
Fair Value	20,000,000
Percent of Members' Equity (Net Assets)	9.03%
$20,000,000 Treasury bill due 02/13/2014 [Member]
Cost	19,993,469
Fair Value	19,999,600
Percent of Members' Equity (Net Assets)	8.75%
$20,000,000 Treasury bill due 02/13/2014 [Member] | Total Index Series [Member]
Cost	19,993,469
Fair Value	19,999,600
Percent of Members' Equity (Net Assets)	9.03%
$3,000,000 Treasury bill due 03/13/2014 [Member]
Cost	2,999,657
Fair Value	2,999,760
Percent of Members' Equity (Net Assets)	1.31%
$3,000,000 Treasury bill due 03/13/2014 [Member] | Agricultural Sector Series [Member]
Cost	2,999,657
Fair Value	2,999,760
Percent of Members' Equity (Net Assets)	42.62%
$500,000 Treasury bill due 03/27/2014 [Member]
Cost	499,900
Fair Value	499,925
Percent of Members' Equity (Net Assets)	0.22%
$500,000 Treasury bill due 03/27/2014 [Member] | Agricultural Sector Series [Member]
Cost	499,900
Fair Value	499,925
Percent of Members' Equity (Net Assets)	7.10%
$20,000,000 Treasury bill due 03/27/2014 [Member]
Cost	19,995,435
Fair Value	19,997,000
Percent of Members' Equity (Net Assets)	8.75%
$20,000,000 Treasury bill due 03/27/2014 [Member] | Total Index Series [Member]
Cost	19,995,435
Fair Value	19,997,000
Percent of Members' Equity (Net Assets)	9.03%
$15,000,000 Treasury bill due 04/17/2014 [Member]
Cost	14,993,972
Fair Value	14,998,350
Percent of Members' Equity (Net Assets)	6.56%
$15,000,000 Treasury bill due 04/17/2014 [Member] | Total Index Series [Member]
Cost	14,993,972
Fair Value	14,998,350
Percent of Members' Equity (Net Assets)	6.77%
$20,000,000 Treasury bill due 05/08/2014 [Member]
Cost	19,992,073
Fair Value	19,996,000
Percent of Members' Equity (Net Assets)	8.75%
$20,000,000 Treasury bill due 05/08/2014 [Member] | Total Index Series [Member]
Cost	19,992,073
Fair Value	19,996,000
Percent of Members' Equity (Net Assets)	9.03%
$30,000,000 Treasury bill due 06/12/2014 [Member]
Cost	29,988,109
Fair Value	29,992,800
Percent of Members' Equity (Net Assets)	13.13%
$30,000,000 Treasury bill due 06/12/2014 [Member] | Total Index Series [Member]
Cost	29,988,109
Fair Value	29,992,800
Percent of Members' Equity (Net Assets)	13.54%
$60,000,000 Treasury bill due 06/26/2014 [Member]
Cost	59,974,656
Fair Value	59,976,000
Percent of Members' Equity (Net Assets)	26.25%
$60,000,000 Treasury bill due 06/26/2014 [Member] | Total Index Series [Member]
Cost	59,974,656
Fair Value	59,976,000
Percent of Members' Equity (Net Assets)	27.08%
$1,500,000 Treasury bill due 06/26/2014 [Member]
Cost	1,499,372
Fair Value	1,499,400
Percent of Members' Equity (Net Assets)	0.66%
$1,500,000 Treasury bill due 06/26/2014 [Member] | Agricultural Sector Series [Member]
Cost	1,499,372
Fair Value	1,499,400
Percent of Members' Equity (Net Assets)	21.30%
$40,000,000 Treasury bill due 01/10/2013 [Member]
Cost			39,971,850
Fair Value			39,999,600
Percent of Members' Equity (Net Assets)			14.13%
$40,000,000 Treasury bill due 01/10/2013 [Member] | Total Index Series [Member]
Cost			39,971,850
Fair Value			39,999,600
Percent of Members' Equity (Net Assets)			14.74%
$30,000,000 Treasury Bill Due 01/17/2013 [Member]
Cost			29,982,858
Fair Value			29,999,700
Percent of Members' Equity (Net Assets)			10.59%
$30,000,000 Treasury Bill Due 01/17/2013 [Member] | Total Index Series [Member]
Cost			29,982,858
Fair Value			29,999,700
Percent of Members' Equity (Net Assets)			11.06%
$6,200,000 Treasury Bill Due 01/17/2013 [Member]
Cost			6,196,241
Fair Value			6,199,938
Percent of Members' Equity (Net Assets)			2.19%
$6,200,000 Treasury Bill Due 01/17/2013 [Member] | Agricultural Sector Series [Member]
Cost			6,196,241
Fair Value			6,199,938
Percent of Members' Equity (Net Assets)			52.48%
$16,000,000 Treasury Bill Due 02/07/2013 [Member]
Cost			15,988,675
Fair Value			15,999,520
Percent of Members' Equity (Net Assets)			5.65%
$16,000,000 Treasury Bill Due 02/07/2013 [Member] | Total Index Series [Member]
Cost			15,988,675
Fair Value			15,999,520
Percent of Members' Equity (Net Assets)			5.90%
$4,000,000 Treasury Bill Due 02/28/213 [Member]
Cost			3,997,499
Fair Value			3,999,840
Percent of Members' Equity (Net Assets)			1.41%
$4,000,000 Treasury Bill Due 02/28/213 [Member] | Total Index Series [Member]
Cost			3,997,499
Fair Value			3,999,840
Percent of Members' Equity (Net Assets)			1.47%
$1,000,000 Treasury Bill Due 02/28/2013 [Member]
Cost			999,378
Fair Value			999,960
Percent of Members' Equity (Net Assets)			0.35%
$1,000,000 Treasury Bill Due 02/28/2013 [Member] | Agricultural Sector Series [Member]
Cost			999,378
Fair Value			999,960
Percent of Members' Equity (Net Assets)			8.46%
$20,000,000 Treasury Bill Due 04/11/2013 [Member]
Cost			19,986,068
Fair Value			19,996,400
Percent of Members' Equity (Net Assets)			7.06%
$20,000,000 Treasury Bill Due 04/11/2013 [Member] | Total Index Series [Member]
Cost			19,986,068
Fair Value			19,996,400
Percent of Members' Equity (Net Assets)			7.37%
$20,000,000 Treasury Bill Due 04/18/2013 [Member]
Cost			19,985,830
Fair Value			19,995,800
Percent of Members' Equity (Net Assets)			7.06%
$20,000,000 Treasury Bill Due 04/18/2013 [Member] | Total Index Series [Member]
Cost			19,985,830
Fair Value			19,995,800
Percent of Members' Equity (Net Assets)			7.37%
$20,000,000 Treasury Bill Due 04/18/2013 [Member]
Cost			19,985,828
Fair Value			19,995,800
Percent of Members' Equity (Net Assets)			7.06%
$20,000,000 Treasury Bill Due 04/18/2013 [Member] | Total Index Series [Member]
Cost			19,985,828
Fair Value			19,995,800
Percent of Members' Equity (Net Assets)			7.37%
$40,000,000 Treasury Bill Due 05/09/2013 [Member]
Cost			39,973,839
Fair Value			39,987,200
Percent of Members' Equity (Net Assets)			14.12%
$40,000,000 Treasury Bill Due 05/09/2013 [Member] | Total Index Series [Member]
Cost			39,973,839
Fair Value			39,987,200
Percent of Members' Equity (Net Assets)			14.74%
$1,000,000 Treasury Bill Due 05/16/2013 [Member]
Cost			999,405
Fair Value			999,660
Percent of Members' Equity (Net Assets)			0.35%
$1,000,000 Treasury Bill Due 05/16/2013 [Member] | Agricultural Sector Series [Member]
Cost			999,405
Fair Value			999,660
Percent of Members' Equity (Net Assets)			8.46%
$30,000,000 Treasury Bill Due 06/20/2013 [Member]
Cost			29,986,453
Fair Value			29,985,300
Percent of Members' Equity (Net Assets)			10.59%
$30,000,000 Treasury Bill Due 06/20/2013 [Member] | Total Index Series [Member]
Cost			29,986,453
Fair Value			29,985,300
Percent of Members' Equity (Net Assets)			11.05%
$1,500,000 Treasury Bill Due 06/20/2013 [Member]
Cost			1,499,372
Fair Value			1,499,372
Percent of Members' Equity (Net Assets)			0.53%
$1,500,000 Treasury Bill Due 06/20/2013 [Member] | Agricultural Sector Series [Member]
Cost			1,499,372
Fair Value			1,499,372
Percent of Members' Equity (Net Assets)			12.69%
Government Sponsored Enterprise Securities [Member]
Cost	189,935,685		229,553,296
Fair Value	189,958,835		229,658,090
Percent of Members' Equity (Net Assets)	83.13%		81.09%
Government Sponsored Enterprise Securities [Member] | Total Index Series [Member]
Cost	184,936,756		219,858,900
Fair Value	184,959,750		219,959,160
Percent of Members' Equity (Net Assets)	83.51%		81.07%
Government Sponsored Enterprise Securities [Member] | Agricultural Sector Series [Member]
Cost	4,998,928		9,694,396
Fair Value	4,999,085		9,698,930
Percent of Members' Equity (Net Assets)	71.02%		82.09%
Federated Government Obligations Fund (4,000,033 Shares) [Member]
Cost	4,000,033
Fair Value	4,000,033
Percent of Members' Equity (Net Assets)	1.75%
Federated Government Obligations Fund (4,000,033 Shares) [Member] | Total Index Series [Member]
Cost	4,000,033
Fair Value	4,000,033
Percent of Members' Equity (Net Assets)	1.81%
Federated Government Obligations Fund (50,001 Shares) [Member]
Cost	50,001
Fair Value	50,001
Percent of Members' Equity (Net Assets)	0.02%
Federated Government Obligations Fund (50,001 Shares) [Member] | Agricultural Sector Series [Member]
Cost	50,001
Fair Value	50,001
Percent of Members' Equity (Net Assets)	0.71%
Federated Government Obligations Fund (5,000,057 shares) [Member]
Cost			5,000,067
Fair Value			5,000,057
Percent of Members' Equity (Net Assets)			1.77%
Federated Government Obligations Fund (5,000,057 shares) [Member] | Total Index Series [Member]
Cost			5,000,067
Fair Value			5,000,057
Percent of Members' Equity (Net Assets)			1.84%
Federated Government Obligations Fund (100,000 shares) [Member]
Cost			100,000
Fair Value			100,000
Percent of Members' Equity (Net Assets)			0.04%
Federated Government Obligations Fund (100,000 shares) [Member] | Agricultural Sector Series [Member]
Cost			100,000
Fair Value			100,000
Percent of Members' Equity (Net Assets)			0.85%
AIM Government & Agency Portfolio Institutional (4,000,000 shares) [Member]
Cost	4,000,000
Fair Value	4,000,000
Percent of Members' Equity (Net Assets)	1.75%
AIM Government & Agency Portfolio Institutional (4,000,000 shares) [Member] | Total Index Series [Member]
Cost	4,000,000
Fair Value	4,000,000
Percent of Members' Equity (Net Assets)	1.81%
AIM Government & Agency Portfolio Institutional (5,000,497 shares) [Member]
Cost			5,000,497
Fair Value			5,000,497
Percent of Members' Equity (Net Assets)			1.77%
AIM Government & Agency Portfolio Institutional (5,000,497 shares) [Member] | Total Index Series [Member]
Cost			5,000,497
Fair Value			5,000,497
Percent of Members' Equity (Net Assets)			1.84%
AIM Government & Agency Portfolio Institutional (100,000 shares) [Member]
Cost			100,000
Fair Value			100,000
Percent of Members' Equity (Net Assets)			0.04%
AIM Government & Agency Portfolio Institutional (100,000 shares) [Member] | Agricultural Sector Series [Member]
Cost			100,000
Fair Value			100,000
Percent of Members' Equity (Net Assets)			0.85%
Total Mutual Funds [Member]
Cost	8,050,034		10,200,564
Fair Value	8,050,034		10,200,554
Percent of Members' Equity (Net Assets)	3.52%		3.58%
Total Mutual Funds [Member] | Total Index Series [Member]
Cost	8,000,033		10,000,564
Fair Value	8,000,033		10,000,554
Percent of Members' Equity (Net Assets)	3.62%		3.68%
Total Mutual Funds [Member] | Agricultural Sector Series [Member]
Cost	50,001		200,000
Fair Value	$ 50,001		$ 200,000
Percent of Members' Equity (Net Assets)	0.71%		1.70%

[1]	No individual futures contract position constituted greater than 1% of members' equity (net assets).
[2]	Represents less than 0.01% of member's equity (net assets).